Income Taxes - Summary of Components of (Benefit) Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current tax provision (benefit):
U.S. federal										$ 0	$ 0	$ 0
U.S. state and local										38	(96)	281
Current tax (benefit) provision										38	(96)	281
Deferred tax (benefit) provision:
U.S. federal										(120,029)	(58,563)	(40,038)
U.S. state and local										(12,621)	(6,486)	(7,047)
Deferred tax (benefit) provision										(132,650)	(65,049)	(47,085)
Valuation allowance										132,050	63,721	47,001
Income tax (benefit) provision	$ 9	$ (600)	$ 0	$ 0	$ 9	$ (1,300)	$ 0	$ 0	$ (100)	$ (562)	$ (1,424)	$ 197